Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr serviceHours distribution	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Number of hours of credited service | serviceHours	1
Catch-up contributions eligibility, age | yr	50
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Employer core contribution, percentage	7.00%
Contributions	$ 503,706,732
Rollover	37,538,469
Payment of benefits, second threshold	7,000
Payment of benefits, first threshold	$ 1,000
Maximum number of annual partial distributions | distribution	4
Maximum period of annual distributions	20 years
Required minimum distributions, minimum age | yr	73
Minimum withdrawing age for pre-tax and Roth contributions | yr	59.5
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence loan, maximum borrowing term	15 years
Participant loan, basis spread on variable rate	1.00%
Participant loan, processing fee	$ 50
Administrative expense paid	2,364,982
Custody fees paid	391,506
Benefits processing paid	$ 45,473
Vanguard Retirement Savings Trust IV
EBP, Description of Plan [Line Items]
Default investment, target retirement age | yr	65
Minimum
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percentage	1.00%
Interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percentage	50.00%
Interest rate	9.50%	9.50%